Intangibles - Summary of non-current assets - intangibles (Detail) - AUD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022	Jul. 01, 2021	Jun. 30, 2021
Disclosure of detailed information about intangible assets [line items]
Intangibles	$ 17,269	$ 19,139	$ 21,008	$ 21,008
GDC licensing agreement [member]
Disclosure of detailed information about intangible assets [line items]
Intangibles	9,157	10,242
GDC licensing agreement [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangibles	16,408	16,408
GDC licensing agreement [member] | Accumulated amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangibles	(7,251)	(6,166)
Licensing Agreement [Member]
Disclosure of detailed information about intangible assets [line items]
Intangibles	8,112	8,897
Licensing Agreement [Member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangibles	9,813	9,813
Licensing Agreement [Member] | Accumulated amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangibles	$ (1,701)	$ (916)